Note 9 - Subsequent Events (Q2) (Details) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Oct. 24, 2014	Nov. 13, 2014
Note 9 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt	$ 2,000,000	$ 3,000,000	$ 6,500,000	$ 2,000,000
Convertible Debt, Noncurrent	24,480,000		22,414,000	17,000,000
Board of Directors Chairman [Member] | The 2014 Note [Member]
Note 9 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt					1,000,000
Convertible Debt, Noncurrent	$ 2,000,000					$ 3,000,000